MARKETABLE SECURITIES (Schedule of Fair Value, Amortized Cost and Gross Unrealized Holding Gains of Available-for-sale Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Fair value	$ 52,746	$ 37,369
Amortized cost	53,084	37,653
Unrealized holding gains	8	69
Unrealized holding losses	$ 346	$ 353